Revolving Credit Facilities, Term Loan, Mortgages Payable and Scheduled Principal Repayments (Details) (USD $)	12 Months Ended
	Dec. 31, 2011	Dec. 31, 2010
Information Regarding The Company's Revolving Credit Facilities
Mortgage debt	$ 1,822,445,000	$ 1,978,553,000
Unsecured Revolving Credit Facility With JP Morgan Chase Bank N.A. and Wells Fargo Bank N.A. [Member]
Information Regarding The Company's Revolving Credit Facilities
Outstanding Balance	102,400,000	279,900,000
Weighted average interest rate	2.70%	3.50%
Maturity Date	February 2016
Euro Borrowings [Member]
Information Regarding The Company's Revolving Credit Facilities
Outstanding Balance	25,100,000
Canadian Borrowings [Member]
Information Regarding The Company's Revolving Credit Facilities
Outstanding Balance	59,400,000
Unsecured revolving credit facility with PNC Bank N.A. [Member]
Information Regarding The Company's Revolving Credit Facilities
Outstanding Balance	40,000,000
Weighted average interest rate	1.90%
Maturity Date	February 2016
Secured Term Loan with Key Bank N A [Member]
Information Regarding The Company's Revolving Credit Facilities
Outstanding Balance	500,000,000	600,000,000
Term loan weighted average interest rate	3.00%	2.20%
Term loan maturity date	September 2014
Fixed Rate [Member] | Mortgage and other secured indebtedness-Fixed Rate [Member]
Information Regarding The Company's Revolving Credit Facilities
Mortgage debt	1,230,400,000	1,226,000,000
Mortgage, Weighted Average Interest Rate	5.40%	5.60%
Mortgage Maturity Date	July 2012-February 2022
Variable Rate [Member] | Mortgage and other secured indebtedness-Variable rate [Member]
Information Regarding The Company's Revolving Credit Facilities
Mortgage debt	91,000,000	144,100,000
Mortgage, Weighted Average Interest Rate	2.00%	3.50%
Mortgage Maturity Date	January 2012-December 2037
Tax Exempt [Member] | Tax-exempt certificates-Fixed Rate [Member]
Information Regarding The Company's Revolving Credit Facilities
Mortgage debt	$ 1,000,000	$ 8,500,000
Mortgage, Weighted Average Interest Rate	6.90%	7.10%
Mortgage Maturity Date	February 2016